Interest expense - Summary of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest incurred and similar charges	$ 2,800	$ 2,669	$ 1,971
Interest expense related to leases	1,722	1,772	1,724
Less: interest capitalised	(638)	(532)	(950)
Other net (gains)/losses on fair value and cash flow hedges of debt	(71)	45	(71)
Accretion expense	974	719	507
Total	$ 4,787	$ 4,673	$ 3,181